Other accounts payable	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Other accounts payable

	December 31,
	2017	2016
	U.S. dollars in thousands

Employees and payroll accruals	$38	$677
Accrued expenses	403	554
	$441	$1,231